SEGMENT REPORTING (Schedule of Segment Reporting Infomation by Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018	Sep. 13, 2019
Segment Reporting Information [Line Items]
Revenues	$ 245,627		$ 279,332		$ 253,335
Operating income	27,831		22,654		62,378
Assets	112,364		146,475		137,660
Goodwill	39,862	[1]	50,086	[1]	62,896	$ 59,402
Expenditures for assets	7,258		12,940		16,214
Depreciation and amortization	14,479		17,154		9,116
Impairment of goodwill	10,508	[2]	12,292	[3]
Impairment of intangible assets	3,661		13,862
Telematics Services [Member]
Segment Reporting Information [Line Items]
Revenues	182,944		204,728		181,357
Operating income	28,666		26,092		56,913
Assets	89,939		118,361		101,305
Goodwill	34,152		43,383		55,069
Expenditures for assets	6,116		11,050		15,677
Depreciation and amortization	12,471		14,671		8,630
Impairment of goodwill	9,479		11,088
Impairment of intangible assets	1,869		10,914
Telematics Products [Member]
Segment Reporting Information [Line Items]
Revenues	62,683		74,604		71,978
Operating income	(835)		(3,438)		5,465
Assets	22,425		28,114		36,355
Goodwill	5,710		6,703		7,827
Expenditures for assets	1,142		1,890		537
Depreciation and amortization	2,008		2,483		$ 486
Impairment of goodwill	1,029		1,204
Impairment of intangible assets	$ 1,792		$ 2,948

[1]	The accumulated amount of goodwill impairment loss as of December 31, 2020, and 2019 was US$ 29.89 million and US$ 19.39 million, respectively.
[2]	As a result of the circumstances described in note 9(**) the company recorded on June 30, 2020, a goodwill impairment in the total amount of US$ 10.5 million in connection with two reporting unit (both units related to Road track operations, see Note 3). One reporting unit within the Telematics services and the other reporting unit within the Telematics product's segments. The impairment was based on valuation performed by the management using the assistance of a third-party appraiser in accordance with the income approach. The significant assumptions used for the assessment were 3.5 years of projected net cash flows, a discount rate of 17.5% and a long-term growth rate of 0.5%. As of December 31, 2020, management preformed additional quantitative analysis and determined that no further impairment is required to be recognized.
[3]	As a result of the circumstances described in note 9(*) the company recorded on December 31, 2019, a goodwill impairment in the total amount of US$ 12.3 million in connection with two reporting units (both units related to Road track operations, see Note 3). One reporting unit within the Telematics services and the other reporting unit within the Telematics product's segments. The impairment was based on valuation performed by the management using the assistance of a third party appraiser in accordance with the income approach. The significant assumptions used for the assessment were discount rate of 14.9% and a long-term growth rate of 0.5%.